Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Nov. 15, 2011
Class I | Legg Mason Dynamic Multi-Strategy VIT Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%	[4]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	354
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	354
Class I | Legg Mason Dynamic Multi-Strategy VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Dynamic Multi-Strategy VIT Portfolio Class I Shares
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund's shares are offered to you or in the information provided by your plan.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class I shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers. Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the fund's subadvisers, is responsible for implementation of the fund's overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company ("Western Asset"), the fund's other subadviser, is responsible for the fund's Event Risk Management strategy described below and manages the fund's cash and short-term instruments.

The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.

Target allocation

The fund's initial target allocation for long-term investments (the "Target Allocation") will be 70% in equity funds and 30% in fixed income funds that are not money market funds ("long-term fixed income funds"). While changes to the Target Allocation are not expected to be frequent or substantial, the fund's Target Allocation may range from 60% of its net assets in equity funds and 40% of its net assets in long-term fixed income funds to 75% of its net assets in equity funds and 25% of its net assets in long-term fixed income funds as, in LMGAA's opinion, market conditions warrant.

The underlying funds have a variety of investment styles and focuses. The underlying equity funds include large, mid and small cap funds, growth and value-oriented funds, international funds and ETFs that are based on equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade (commonly known as "junk bonds") and ETFs that are based on fixed income indexes. The fund's initial allocation to international funds is expected to be 10% of its net assets (although certain other underlying funds may invest in foreign securities). LMGAA may invest in underlying Legg Mason-affiliated funds that have a limited performance history.

In addition to these long-term investments, the fund may invest in short-term defensive instruments, including money market funds, Treasury bills and cash, and may enter into derivative transactions involving options and futures as a part of its risk management strategies.

Risk management

LMGAA will implement a combination of risk management strategies that will attempt to reduce downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of the fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. A small portion of the fund's assets will be invested in the Event Risk Management strategy. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund's net assets. The fund will not allocate assets to short-term defensive instruments at its commencement of operations.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing the fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

If the fund's investments in equity funds or long-term fixed income funds exceed its Target Allocation as a result of market appreciation or depreciation, LMGAA is not required to rebalance the portfolio back to the Target Allocation immediately.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and LMGAA fulfill their fiduciary duties to the fund and the underlying funds. For example, LMGAA may have an incentive to allocate the fund's assets or to maintain the fund's allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon the portfolio managers' skill in determining the fund's asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as the portfolio managers will have discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses. There is no guarantee that the Dynamic Risk Management or the Event Risk Management strategies will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Cash management and defensive investing risk. In implementing the Dynamic Risk Management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may be more difficult for the fund to achieve high total returns.

Derivatives risk. Using derivatives (such as options or futures) may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic Risk Management strategy risk. In implementing the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund's return. The fund may not be able to close out a position at the desired time or price.

Short sales risk. A short sale of a security or other instrument involves the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the time of the short sale and the time the fund replaces the borrowed security or other instrument, the fund will realize a loss. Short sales involve the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the portfolio managers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, long-term fixed income and short- term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some securities or derivatives held or sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Credit risk. If an issuer or guarantor of a security held by the fund or an underlying fund or a counterparty to a financial contract with the fund or an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of a fund's investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Tax risk. The fund's hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund's taxable distributions paid to shareholders.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus

[1]	N/A
[2]	"Other expenses" for Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.10% for Class I shares. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.